Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Boston Common ESG Impact Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact Emerging Markets Fund
Class Name	Boston Common ESG Impact Emerging Markets Fund
Trading Symbol	BCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact Emerging Markets Fund	$48	0.99%
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 69,156,892
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$69,156,892
Number of Holdings	52
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Naspers Ltd.	4.8%
HDFC Bank Ltd.	4.1%
Alibaba Group Holding Ltd.	3.9%
Meituan	3.5%
Bharti Airtel Ltd.	3.4%
Ping An Insurance Group Co. of China Ltd.	3.4%
BYD Co. Ltd.	3.0%
First American Treasury Obligations Fund	2.7%
Shenzhen Inovance Technology Co. Ltd.	2.4%

Top Sectors*	(% of net assets)
Financials	22.7%
Consumer Discretionary	22.1%
Information Technology	19.1%
Industrials	13.6%
Communication Services	7.3%
Consumer Staples	6.3%
Health Care	2.2%
Real Estate	1.5%
Utilities	1.2%
Cash & Other	4.0%
[2]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact International Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact International Fund
Class Name	Boston Common ESG Impact International Fund
Trading Symbol	BCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact International Fund	$42	0.86%
[3]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 297,057,416
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$297,057,416
Number of Holdings	59
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Oversea-Chinese Banking Corp. Ltd.	3.8%
Sony Group Corp.	3.7%
Deutsche Telekom AG	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Novartis AG	2.6%
AstraZeneca PLC	2.4%
ORIX Corp.	2.3%
Roche Holding AG	2.3%
Macquarie Group Ltd.	2.3%
Intesa Sanpaolo SpA	2.3%

Top Sectors*	(% of net assets)
Financials	25.6%
Industrials	18.0%
Health Care	13.9%
Consumer Discretionary	13.7%
Information Technology	10.3%
Consumer Staples	9.4%
Communication Services	5.4%
Utilities	3.5%
Materials	3.3%
Cash & Other	-3.1%
[4]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/
Boston Common ESG Impact US Equity Fund
Shareholder Report [Line Items]
Fund Name	Boston Common ESG Impact US Equity Fund
Class Name	Boston Common ESG Impact US Equity Fund
Trading Symbol	BCAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
Additional Information Phone Number	1-877-777-6944
Additional Information Website	https://bostoncommonfunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact US Equity Fund	$49	1.00%
[5]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
Net Assets	$ 63,675,396
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$63,675,396
Number of Holdings	52
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Microsoft Corp.	7.2%
Apple, Inc.	7.0%
Alphabet, Inc.	4.9%
NVIDIA Corp.	4.7%
Visa, Inc.	4.4%
Netflix, Inc.	3.8%
Broadcom, Inc.	3.2%
T-Mobile US, Inc.	3.2%
TJX Cos., Inc.	2.8%
First American Treasury Obligations Fund	2.7%

Top Sectors*	(% of net assets)
Information Technology	29.1%
Financials	15.3%
Communication Services	12.9%
Health Care	11.4%
Consumer Discretionary	9.8%
Industrials	7.7%
Consumer Staples	5.8%
Real Estate	2.2%
Materials	1.8%
Cash & Other	4.0%
[6]
Updated Prospectus Web Address	https://bostoncommonfunds.com/literature/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.